Parent Company Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS:
Cash and cash equivalents	$ 37,689	$ 48,412	$ 78,321	$ 24,204
Available for sale securities, at fair value	176,513	230,814
Other assets	6,552	6,378
Total assets	953,250	955,047
LIABILITIES AND SHAREHOLDERS' EQUITY:
Liabilities	827,491	824,530
Shareholders' equity	125,759	130,517	81,104	77,462
Total liabilities and shareholders' equity	953,250	955,047
Parent Company [Member]
ASSETS:
Cash and cash equivalents	9,591	15,112	2,315	3,583
Available for sale securities, at fair value	8,380	10,575
Investment In Savings Institute Bank and Trust Company	109,948	106,023
ESOP note receivable	5,600	6,035
Other assets	991	1,510
Total assets	134,510	139,255
LIABILITIES AND SHAREHOLDERS' EQUITY:
Liabilities	8,751	8,738
Shareholders' equity	125,759	130,517
Total liabilities and shareholders' equity	$ 134,510	$ 139,255